Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of maturity analysis of lease payments
The following table is a maturity analysis of the Company’s contractual undiscounted payments required to meet obligations that have initial or remaining non-cancellable lease terms.

	2022	2021
Less than one year	$5,801	$6,592
One to three years	6,370	9,185
More than three years	2,810	5,945
Total undiscounted lease obligations	$14,981	$21,722

Disclosure of quantitative information about right-of-use assets
The following table sets out the carrying amounts of ROU assets included in PP&E in the consolidated statements of financial position and the movements during the period:

	2022	2021
Beginning balance	$19,414	$17,310
Additions	1,101	6,809
Amortization	(6,383)	(4,705)
Ending balance	$14,132	$19,414
The amounts recognized in the consolidated statements of loss related to lease obligations are as follows:

	2022	2021
Interest expense on lease liabilities	$679	$715
Amortization of ROU assets	6,383	4,705
Variable lease payments not included in the measurement of lease liabilities(1)	21,632	32,106
Expenses relating to leases of low-value assets and short-term leases	7,040	1,568
Total recognized in the consolidated statements of loss	$35,734	$39,094
(1)Includes the amounts related to various exploration contracts at the Company’s sites and contract mining at the Öksüt Mine. 2022 amounts exclude $14.4 million in contract mining costs which were capitalized to production inventory during the year.

Disclosure of quantitative information about lease liabilities
The following table sets out the lease obligations included in the consolidated statements of financial position:

	2022	2021
Current (note 10)	$5,245	$6,144
Non-current (note 12)	8,730	14,053
Total lease obligations	$13,975	$20,197